PREPAYMENTS AND OTHER CURRENT ASSETS (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments to suppliers	¥ 14,311	$ 2,246	¥ 4,365
Deposits	140	22	144
Prepaid Expense and Other Assets, Current	¥ 14,451	$ 2,268	¥ 4,509